24. Provisions (Details 2) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of Provisions [Line Items]
Probable loss in provisions	R$ 291,218	R$ 247,460
Possible loss in provisions	886,538	793,584
Civil Lawsuits [Member]
Disclosure of Provisions [Line Items]
Probable loss in provisions	78,119	64,005
Possible loss in provisions	62,473	61,942
Labor [Member]
Disclosure of Provisions [Line Items]
Probable loss in provisions	210,699	181,556
Possible loss in provisions	237,253	183,506
Taxes [Member]
Disclosure of Provisions [Line Items]
Probable loss in provisions	2,400	1,899
Possible loss in provisions	R$ 586,812	R$ 548,136